Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Mar. 18, 2020 $ / shares
Subsequent Events (Details) [Line Items]
Dividend per ordinary share	$ 0.015
Dividend per ADS share	$ 0.30
Dividend paid date	Apr. 02, 2020
Dividend nature, description	the Group announced that its Board of Directors has approved the management’s proposal for annual dividend of US$1.0 per ADS, or US$0.05 per ordinary share for the fiscal year of 2020. The dividend will be paid on a quarterly basis, with US$0.25 per ADS, or US$0.0125 per ordinary share, payable in each of the next four quarters.